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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07324

Gardner Lewis Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street, Suite 700 Boston, MA 02110
(Name and Address of Agent for Service)

With a copy to:

Patricia M. Plavko
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

and

John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member Firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1.	Schedule of Investments.

The Chesapeake Core Growth Fund
Schedule of Investments
January 31, 2015 (Unaudited)

Common Stocks - 95.2%	Shares	Value
Consumer Discretionary - 23.2%
Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.	3,270	$286,223

Internet & Catalog Retail - 4.1%
Amazon.com, Inc. *	2,981	1,056,854

Media - 12.7%
Liberty Broadband Corp. - Class A *	2,330	103,615
Liberty Broadband Corp. - Class C *	3,017	133,955
Liberty Global plc - Class A *	17,815	832,317
Liberty Media Corp. - Class A *	10,930	372,167
Liberty Media Corp. - Class C *	12,070	411,828
Scripps Networks Interactive, Inc. - Class A	5,490	390,284
Time Warner, Inc.	6,101	475,451
Walt Disney Co. (The)	6,448	586,510
		3,306,127
Specialty Retail - 3.8%
Restoration Hardware Holdings, Inc. *	6,066	530,957
TJX Cos., Inc. (The)	7,044	464,481
		995,438
Textiles, Apparel & Luxury Goods - 1.5%
Hanesbrands, Inc.	3,600	400,968

Consumer Staples - 3.8%
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	5,765	824,337

Food Products - 0.7%
Keurig Green Mountain, Inc.	1,430	175,261

Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
EOG Resources, Inc.	13,651	1,215,349
Pioneer Natural Resources Co.	1,830	275,470
		1,490,819
Financials - 12.6%
Diversified Financial Services - 11.3%
Bank of America Corp.	65,345	989,977

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 95.2% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Diversified Financial Services - 11.3% (Continued)
Citigroup, Inc.	21,394	$1,004,448
MasterCard, Inc. - Class A	11,680	958,110
		2,952,535
Insurance - 1.3%
American International Group, Inc.	7,150	349,421

Health Care - 11.6%
Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc. *	3,108	569,510
Gilead Sciences, Inc. *	7,402	775,952
		1,345,462
Health Care Providers & Services - 5.0%
Humana, Inc.	8,985	1,315,763

Pharmaceuticals - 1.4%
Shire plc - ADR	1,686	369,672

Industrials - 8.2%
Aerospace & Defense - 4.0%
Boeing Co. (The)	7,247	1,053,496

Airlines - 1.3%
Ryanair Holdings plc - ADR *	5,038	332,407

Machinery - 2.2%
Cummins, Inc.	4,130	575,970

Road & Rail - 0.7%
Old Dominion Freight Line, Inc. *	2,680	187,922

Information Technology - 28.0%
Internet Software & Services - 11.4%
Facebook, Inc. - Class A *	13,305	1,009,983
Google, Inc. - Class C *	1,793	958,394
LendingClub Corp. *	21,980	412,565
LinkedIn Corp. - Class A *	2,653	596,235
		2,977,177

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 95.2% (Continued)	Shares	Value
Information Technology - 28.0% (Continued)
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding N.V.	2,725	$283,237

Software - 8.0%
salesforce.com, inc. *	16,555	934,530
Splunk, Inc. *	7,370	380,660
Workday, Inc. - Class A *	9,585	761,624
		2,076,814
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	16,780	1,965,945

Materials - 2.1%
Chemicals - 2.1%
Monsanto Co.	4,586	541,056

Total Common Stocks (Cost $18,019,690)		$24,862,904

Money Market Funds - 4.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	593,846	$593,846
Fidelity Institutional Money Market Portfolio - Class I, 0.07% (a)	593,847	593,847
Total Money Market Funds (Cost $1,187,693)		$1,187,693

Total Investments at Value - 99.7% (Cost $19,207,383)		$26,050,597

Other Assets in Excess of Liabilities - 0.3%		67,218

Total Net Assets - 100.0%		$26,117,815

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2015.

See accompanying notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
January 31, 2015 (Unaudited)

1.	Securities Valuation

The Chesapeake Core Growth Fund’s (the “Fund”) securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$24,862,904	$-	$-	$24,862,904
Money Market Funds	1,187,693	-	-	1,187,693
Total	$26,050,597	$-	$-	$26,050,597

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of January 31, 2015, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of January 31, 2015.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2015:

Cost of portfolio investments	$19,721,365

Gross unrealized appreciation	$6,775,804
Gross unrealized depreciation	(446,572)

Net unrealized appreciation	$6,329,232

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.   Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector and or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of January 31, 2015, the Fund had 28.0% of the value of its net assets invested in stocks within the Information Technology sector.

The Chesapeake Growth Fund
Schedule of Investments
January 31, 2015 (Unaudited)

Common Stocks - 98.0%	Shares	Value
Consumer Discretionary - 23.4%
Automobiles - 0.7%
Tesla Motors, Inc. *	378	$76,961

Hotels, Restaurants & Leisure - 1.1%
Fiesta Restaurant Group, Inc. *	2,180	128,773
Shake Shack, Inc. *	110	5,049
		133,822
Household Durables - 1.0%
WCI Communities, Inc. *	6,120	118,177

Internet & Catalog Retail - 3.8%
Amazon.com, Inc. *	1,240	439,617

Media - 10.1%
Liberty Broadband Corp. - Class A *	1,011	44,959
Liberty Broadband Corp. - Class C *	1,269	56,344
Liberty Global plc - Class A *	3,260	152,307
Liberty Media Corp. - Class A *	4,839	164,768
Liberty Media Corp. - Class C *	5,078	173,261
Scripps Networks Interactive, Inc. - Class A	1,548	110,047
Time Warner, Inc.	2,680	208,852
Walt Disney Co. (The)	2,840	258,327
		1,168,865
Specialty Retail - 3.9%
Restoration Hardware Holdings, Inc. *	2,803	245,346
TJX Cos., Inc. (The)	3,088	203,623
		448,969
Textiles, Apparel & Luxury Goods - 2.8%
Hanesbrands, Inc.	1,580	175,980
lululemon athletica, inc. *	2,265	150,034
		326,014
Consumer Staples - 3.8%
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	2,545	363,909

Food Products - 0.7%
Keurig Green Mountain, Inc.	635	77,826

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.0% (Continued)	Shares	Value
Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
EOG Resources, Inc.	3,602	$320,686
Pioneer Natural Resources Co.	1,810	272,459
		593,145
Financials - 12.1%
Banks - 1.9%
SVB Financial Group *	1,890	213,381

Diversified Financial Services - 10.2%
Bank of America Corp.	25,865	391,855
Citigroup, Inc.	7,679	360,529
MasterCard, Inc. - Class A	5,300	434,759
		1,187,143
Health Care - 10.7%
Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc. *	1,376	252,138
Gilead Sciences, Inc. *	3,286	344,472
		596,610
Health Care Providers & Services - 5.5%
Humana, Inc.	4,390	642,871

Industrials - 9.2%
Aerospace & Defense - 3.4%
Boeing Co. (The)	2,745	399,041

Airlines - 1.3%
Ryanair Holdings plc - ADR *	2,224	146,740

Machinery - 3.8%
Cummins, Inc.	1,325	184,784
Middleby Corp. *	2,648	251,613
		436,397
Road & Rail - 0.7%
Old Dominion Freight Line, Inc. *	1,185	83,092

Information Technology - 31.7%
Communications Equipment - 1.1%
Aruba Networks, Inc. *	7,509	124,499

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.0% (Continued)	Shares	Value
Information Technology - 31.7% (Continued)
Internet Software & Services - 12.1%
Facebook, Inc. - Class A *	5,735	$435,344
Google, Inc. - Class C *	587	313,763
GrubHub, Inc. *	4,650	160,100
LendingClub Corp. *	10,410	195,396
LinkedIn Corp. - Class A - *	973	218,672
Youku Tudou, Inc. - ADR *	4,625	77,515
		1,400,790
Semiconductors & Semiconductor Equipment - 3.3%
ASML Holding N.V.	1,185	123,169
Mellanox Technologies Ltd. *	6,017	264,868
		388,037
Software - 10.2%
Manhattan Associates, Inc. *	5,260	234,807
Mobileye N.V. *	2,365	93,157
salesforce.com, inc. *	6,705	378,497
Splunk, Inc. *	3,760	194,204
Workday, Inc. - Class A *	3,535	280,891
		1,181,556
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	5,001	585,917

Materials - 2.0%
Chemicals - 2.0%
Monsanto Co.	2,011	237,258

Total Common Stocks (Cost $8,517,368)		$11,370,637

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 2.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	124,675	$124,675
Fidelity Institutional Money Market Portfolio - Class I, 0.07% (a)	124,675	124,675
Total Money Market Funds (Cost $249,350)		$249,350

Total Investments at Value - 100.1% (Cost $8,766,718)		$11,619,987

Liabilities in Excess of Other Assets - (0.1%)		(14,844)

Total Net Assets - 100.0%		$11,605,143

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2015.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
January 31, 2015 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,370,637	$-	$-	$11,370,637
Money Market Funds	249,350	-	-	249,350
Total	$11,619,987	$-	$-	$11,619,987

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of January 31, 2015, the Fund did not have any transfers in and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of January 31, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2015:

Cost of portfolio investments	$8,840,297
Gross unrealized appreciation	$2,988,640
Gross unrealized depreciation	(208,950)
Net unrealized appreciation	$2,779,690

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector and or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2015, the Fund had 31.7% of the value of its net assets invested in stocks within the Information Technology sector.

Item 2.	Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gardner Lewis Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	March 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	March 11, 2015

By (Signature and Title)		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	March 11, 2015